Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)

GE VERNOVA RETIREMENT SAVINGS PLAN
EIN: 61-1399608     Plan #: 004
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
As of December 31, 2025

Description			Current Value*
Interest Bearing Cash
State Street Institutional U.S. Government Money Market Fund			248,031,637	(a), (b), (c)
SSGA Government Reserve Fund			12,592,503	(a), (b), (c)
Total Interest Bearing Cash			260,624,140

Corporate Stocks - Common
GE Vernova Common Stock			1,091,992,599	(b)
Total Corporate Stocks - Common			1,091,992,599

Collective Funds
State Street Global All Cap Equity ex-U.S. Index Fund			164,991,440	(a)
State Street S&P 500 Index Fund			828,446,460	(a)
State Street U.S. Bond Index Securities Lending Series Fund			114,686,205	(a)
State Street U.S. Extended Market Index Non-Lending Series Fund			134,578,436	(a)
State Street Target Retirement Income Fund			989,925,749	(a)
State Street Target Retirement 2025 Fund			668,250,054	(a)
State Street Target Retirement 2030 Fund			1,179,582,737	(a)
State Street Target Retirement 2035 Fund			1,169,858,773	(a)
State Street Target Retirement 2040 Fund			866,829,080	(a)
State Street Target Retirement 2045 Fund			726,512,956	(a)
State Street Target Retirement 2050 Fund			566,645,408	(a)
State Street Target Retirement 2055 Fund			333,497,952	(a)
State Street Target Retirement 2060 Fund			142,784,729	(a)
State Street Target Retirement 2065 Fund			49,452,567	(a)
State Street Target Retirement 2070 Fund			29,160,313	(a)
Total Collective Funds			7,965,202,859

Total Investments			9,317,819,598

Notes Receivable from Participants	Rate of Interest	Maturity**

Total Notes Receivable from Participants	2.70 - 9.25%	1 month - 24 yrs.	66,548,850	(b)

Total Assets (Held at End of Year)			$9,384,368,448

Notes to Schedule of Assets:

(a)	Funds managed by SSGA Funds Management (SSGA FM), an affiliate of State Street Bank & Trust Co.
(b)	Represents a party in interest to the Plan.
(c)	The State Street Institutional U.S. Government Money Market Fund and SSGA Government Reserve Fund are CCTs that do not file as Direct Filing Entities; therefore they are classified based on their underlying investments on Schedule H.

*	Cost omitted for participant directed investments.
**	Includes grandfathered loans from plan mergers, net of deemed loans.

See accompanying Report of Independent Registered Public Accounting Firm.